Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 3,881,309	$ 3,265,464
Less: accumulated depreciation	(1,724,095)	(1,340,489)
Property, plant and equipment, net	2,157,214	1,924,975
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	2,240,129	2,133,142
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	443,390	423,812
Electronic devices [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	138,951	126,342
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	88,050	60,196
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	216,468	21,619
Building [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 754,321	$ 500,353